Supplemental information on oil and gas producing activities - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 79,385,151	$ 67,767,005	$ 60,261,025
Wells, equipment, and facilities - property, plant and equipment	31,730,001	31,166,804	30,150,268
Exploration and production projects	11,474,682	12,494,665	8,801,630
Accumulated depreciation, depletion, and amortization	(70,739,885)	(64,233,572)	(60,346,094)
Net capitalized cost	$ 51,849,949	$ 47,194,902	$ 38,866,829